Leasing Arrangements - Schedule Of Annual Lease Obligations Related To Finance And Operating Leases (Detail) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020		Dec. 31, 2019
Lessee, Lease, Description [Line Items]
2021	$ 604,651	$ 2,573,081		$ 2,425,948
2022	2,454,772	2,711,923		2,833,841
2023	2,540,644	2,766,112		2,920,835
2024	2,597,132	2,812,174		2,969,488
2025	2,619,469	2,841,760		3,003,904
2026 and beyond	21,885,840	23,394,907		26,052,189
Total undiscounted fixed minimum lease cost payments	32,702,508	37,099,957		40,206,205
Less amount representing lease incentive receivables	(371,517)	(698,791)	[1]	(1,794,191)	[1]
Less amount representing interest	(13,076,633)	(15,290,028)		(16,474,325)
Present value of future lease payments	19,254,358	21,111,138		21,937,689
Less obligations classified as held for sale				(897)
Less current portion of lease obligation	(853,011)	(847,531)		(685,629)
Total long-term lease obligation	18,401,347	20,263,607		21,251,163
Finance Lease [Member]
Lessee, Lease, Description [Line Items]
2021	2,299	9,447		9,429
2022	9,186	9,482		9,511
2023	8,877	9,092		9,465
2024	7,483	7,464		8,931
2025	6,542	6,338		7,258
2026 and beyond	34,892	32,470		38,755
Total undiscounted fixed minimum lease cost payments	69,279	74,293		83,349
Less amount representing lease incentive receivables	0	0	[1]	0	[1]
Less amount representing interest	(24,142)	(26,109)		(30,272)
Present value of future lease payments	45,137	48,184		53,077
Less obligations classified as held for sale				0
Less current portion of lease obligation	(5,221)	(4,851)		(4,718)
Total long-term lease obligation	39,916	43,333		48,359
Operating Lease [Member]
Lessee, Lease, Description [Line Items]
2021	602,352	2,563,634		2,416,519
2022	2,445,586	2,702,441		2,824,330
2023	2,531,767	2,757,020		2,911,370
2024	2,589,649	2,804,710		2,960,557
2025	2,612,927	2,835,422		2,996,646
2026 and beyond	21,850,948	23,362,437		26,013,434
Total undiscounted fixed minimum lease cost payments	32,633,229	37,025,664		40,122,856
Less amount representing lease incentive receivables	(371,517)	(698,791)	[1]	(1,794,191)	[1]
Less amount representing interest	(13,052,491)	(15,263,919)		(16,444,053)
Present value of future lease payments	19,209,221	21,062,954		21,884,612
Less obligations classified as held for sale				(897)
Less current portion of lease obligation	(847,790)	(842,680)		(680,911)
Total long-term lease obligation	$ 18,361,431	$ 20,220,274		$ 21,202,804

[1]	Lease incentives receivable primarily represent amounts expected to be received by the Company relating to payments for leasehold improvements that are reimbursable pursuant to lease provisions with relevant landlords and receivables for broker commissions earned for negotiating certain of the Company’s leases.